Warrants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding

Warrants outstanding to purchase the Company's common stock as of June 30, 2013 were as follows:

	Vesting Date	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	November 2007	24	$12.38
Convertible debenture	Various 2009	324	$16.26
Convertible debenture	Various 2010	398	$13.25
Referral Fees	June 2010	20	$13.25
Convertible debenture	May 2011	48	$16.26
Mortgage renewal	August 2011	20	$15.00
Convertible debenture	August 2011	32	$13.25
Convertible debenture	September 2011	56	$15.00
Convertible debenture	Various 2012	326	$15.00
Notes payable	Various 2013	86	$13.92

		1,334

Warrants outstanding as of September 30, 2012 were as follows:

	Share Class	Vesting Date	Warrants Granted	Warrants Exercised	Warrants Expired	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	Common	Various 2005	2	—	2	—	$—
Fundraising	A-2 Preferred	Various 2006	59	—	—	59	7.00
Customers	A-2 Preferred	January 2006	3	—	3	—	—
Service providers	Common	August 2007	26	26	—	—	—
Fundraising	Common	November 2007	24	—	—	24	12.38
Convertible debenture	Common	Various 2009	324	—	—	324	16.26
Convertible debenture	Common	Various 2010	398	—	—	398	13.25
Referral Fees	Common	June 2010	20	—	—	20	13.25
Convertible debenture	Common	May 2011	48	—	—	48	16.26
Mortgage renewal	Common	August 2011	20	—	—	20	15.00
Convertible debenture	Common	August 2011	32	—	—	32	13.25
Convertible debenture	Common	September 2011	56	—	—	56	15.00
Convertible debenture	Common	Various 2012	326	—	—	326	15.00

			1,338	26	5	1,307	14.03